Income taxes benefit (expense) - Current Year Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Taxes [Abstract]
Loss before tax for the year	$ (1,189,566,000)	$ (447,795,000)		$ (972,373,000)
Tax according to the applicable tax rate	279,786,000	85,081,000		160,441,000
Effect of different tax rates in other countries	(25,904,000)	16,528,000		62,523,000
Operating income/costs, non-taxable	22,851,000	85,861,000		(7,000,000)
Withholding tax	(15,634,000)	(983,000)		(2,517,000)
Not recognized tax losses carried forward	(212,003,000)	(188,351,000)		(213,928,000)
Non-recognition of deferred tax assets on other temporary differences	(40,585,000)	(12,185,000)		144,000
Recognition/derecognition of deferred taxes from previous year	368,000	(11,830,000)		3,412,000
Current tax related to previous year	(1,741,000)	(3,781,000)		0
Income tax benefit (expense)	$ 7,138,000	$ (29,660,000)	[1]	$ 3,075,000	[1]
Applicable tax rate	23.52%	19.00%		16.50%
Change in fair value of earn-out rights, tax	$ 104,233	$ 171,393
Other non-tax deductible income (expense)	66,082	14,792
Expense from share-based payment transactions, tax	$ 15,300	$ 70,740

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.